Stockholders' Deficit - Additional Information (Details) - USD ($)					12 Months Ended
	Feb. 14, 2024	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2024	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock par or stated value per share					$ 0.0001	$ 0.0001
Preferred stock shares authorized					1,000,000	1,000,000
Preferred stock shares issued					0	0
Preferred stock shares outstanding					0	0
Temporary equity shares outstanding					6,104,682	28,750,000	150,823					28,750,000
Proceeds from Sale of Restricted Investments	$ 1,572,250	$ 24,008,096	$ 24,008,096	$ 206,121,060	$ 230,129,156	$ 0
Temporary Equity Redemption Price Per Share	$ 10.42	$ 10.31	$ 10.31	$ 10.15			$ 10.42
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share					$ 0.0001	$ 0.0001
Common stock shares authorized					200,000,000	200,000,000
Common stock shares issued					7,187,500	0
Common stock shares outstanding					7,187,500	0
Temporary equity shares outstanding			2,328,063		6,104,682	28,750,000	150,823		8,432,745	20,317,255	20,317,255
Proceeds from Sale of Restricted Investments					$ 230,129,156
Temporary Equity Redemption Price Per Share					$ 10.41	$ 10.1
Common Class A [Member] | Sponser [Member]
Class of Stock [Line Items]
Common stock shares issued								7,187,500
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share					$ 0.0001	$ 0.0001
Common stock shares authorized					20,000,000	20,000,000
Common stock shares issued					0	7,187,500
Common stock shares outstanding					0	7,187,500
Common Class B [Member] | Sponser [Member]
Class of Stock [Line Items]
Common stock shares outstanding								0
Common Class B [Member] | Determination Of Price Of Class A Common Stock For A Certain Period Based On Which Lock In Period Of Class B Common Stock Will Be Determined [Member]
Class of Stock [Line Items]
Share price					$ 12
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Waiting period after which price of share is determined post business combination					150 days